Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

9.    Property, plant and equipment

The detail of Property, plant and equipment, net of the related accumulated depreciation and impairment in 2017 and 2016 is as follows:

				Advances and
				Property, Plant		Other Items of
			Other Fixtures,	and Equipment		Property,
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	and Equipment	Depreciation (Note 25.3)	Impairment (Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2016	222,462	1,339,403	5,100	81,028	59,989	30,059	(716,569)	(49,899)	971,573
Additions	488	3,017	801	60,035	—	204	(105,695)	(67,624)	(108,774)
Disposals and other	(600)	(1,448)	—	(688)	—	(7)	1,980	—	(763)
Transfers from/(to) other accounts	4,106	57,345	116	(61,567)	—	—	—	—	—
Exchange differences	(3,015)	(11,594)	28	(2,114)	—	1,947	13,399	4,854	3,505
Transfer to assets and disposal groups classified as held for sale and discontinued operations (see Note 29)	(32,383)	(166,668)	(73)	(26,829)	—	—	141,378	640	(83,935)
Balance at December 31, 2016	191,058	1,220,055	5,972	49,865	59,989	32,203	(665,507)	(112,029)	781,606
Additions	1,665	1,849	2,262	71,204	—	1,455	(94,051)	104	(15,512)
Disposals and other	(202)	(56,475)	(607)	(1,029)	—	(164)	49,403	—	(9,074)
Transfers from/(to) other accounts	5,228	49,892	377	(58,480)	(90)	(58)	3,131	—	—
Exchange differences	16,843	96,709	450	9,225	460	(1,072)	(73,575)	(5,058)	43,982
Additions to the scope of consolidation	1,648	97	—	16,985	—	—	—	—	18,730
Transfer from assets and disposal groups classified as held for sale (see Note 29)	35,058	178,677	79	40,814	—	—	(155,726)	(660)	98,242
Balance at December 31, 2017	251,298	1,490,804	8,533	128,584	60,359	32,364	(936,325)	(117,643)	917,974

Additions to the scope of consolidation represents the contribution by the non-controlling interest partner, Blue Power Corporation, S.L. (“Blue Power”) to the solar production facility located in Puertollano, Spain.

During 2017 and 2016 the Company has tested the long-lived assets for impairment of subsidiaries with uncertain cash flows.

As a result of the economic, political and social instability in Venezuela, uncertainty existed surrounding the cash flow generation capacity of FerroAtlántica de Venezuela, SA. (“FerroVen”). Due to these unfavorable conditions, the Company’s management decided to cease export sales at FerroVen until free market conditions are reestablished. Operations are continuing at a reduced level of output with sales made to the local domestic market, however until exports recommence the business is expected to generate minimal or negative cash flows. As a result, in 2016, the Company impaired FerroVen’s long-lived assets by $58,472 thousand, mostly relation to property, plant and equipment.

In 2016, the Company recognized impairment for the South African group mining subsidiary, Thaba Chueu Mining (Pty) Ltd., to the value of $9,176 thousand, comprising goodwill of $1,612 thousand intangible assets of $230 thousand and Property, plant and equipment of $7,334 thousand. The Company based this impairment assessment on the weak generation of expected future cash flows in the coming years, due to the unfavorable market conditions with third parties which was mainly linked to the low quartz prices in the local market.

During 2017, the Company reversed impairment of $685 thousand related to the Company’s hydroelectric facilities. During this same period, impairment was recognized of $581 thousand, which related to the abandonment of minor projects.

The Company takes out insurance policies to cover the possible risks to which its Property, plant and equipment are subject and against which claims might be filed in the pursuit of its business activities. These policies are considered to adequately cover the risks to which the related items were subject at December 31, 2017 and 2016.

Property, plant and equipment pledged as security

At December 31, 2017 and 2016, the Company has property, plant and equipment of $660,960 thousand and $597,385 thousand, respectively, pledged as security for outstanding bank loans and other payables.

Finance leases

Finance leases held by the Company included in Plant and Machinery at December 31 are as follows:

								Lease
		Time	Historical		Accumulated	Carrying	Interest	Payments
	Life	Elapsed	Cost	Cost	Depreciation	Amount	Payable	Outstanding
	(Years)	(Years)	(Euros)	($)	($)	($)	($)	($)
December 31, 2017 Hydroelectrical installations	10	5.6	109,047	130,780	(84,000)	46,780	—	80,639
December 31, 2016 Hydroelectrical installations (*)	10	4.6	109,047	114,946	(73,866)	41,080	—	81,383

(*)The balance of the assets and liabilities related to Hydroelectrical installations as of December 31, 2016 was presented as a disposal group held for sale (see Note 29). Refer to Note 17 for minimum finance lease payments by year.

These assets will revert back to the Spanish State, free of charges, between 2038 and 2060. The costs incurred at the time of the reversal are not deemed to be significant.

Commitments

As Pursuant to the Solar JV Agreement, FerroAtlántica has committed to incur capital expenditures in connection with the joint venture of approximately $62,000 thousand over the next two years. Plans for and financing of further phases are subject to agreement and approval by the parties to the Solar JV Agreement pursuant to specified procedures. To the extent the project continues into further phases, we would expect to commit, in the future and subject to appropriate approval and authorization, to incur approximately $53,500 thousand in joint venture‑related capital expenditures in the first year of the second phase.

At December 31, 2017 and 2016, the Company has capital expenditure commitments totaling $4,598 thousand and $12,493 thousand, respectively, primarily related to maintenance and improvement works at plants and as of December 31, 2016 the addition of 19 MW of annual capacity to existing hydroelectric power plants in Spain.